Plant and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 30,786	$ 18,557	$ 21,326
Impaired of plant and equipment	$ 0	$ 0	$ 0
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total assets	Total assets	Total assets
Finance lease	$ 19,231	$ 24,359	$ 25,456
Depreciation expenses related to assets	$ 5,128	$ 6,232	$ 8,485